Note D - Investments In Real Estate Loans (Detail) - Contractual Maturities of Investments in Real Estate Loans (USD $)	Jun. 30, 2012	Dec. 31, 2011
Non-performing and past due loans (a)	$ 2,450,000	$ 29,564,000
Balance		58,024,000
January 2012 - March 2012 [Member]
Balance		20,227,000
April 2012 - June 2012 [Member]
Balance		2,315,000
July 2012 - September 2012 [Member]
Balance		2,802,000
October 2012 - December 2012 [Member]
Balance		1,238,000
Thereafter [Member]
Balance		$ 1,878,000